RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
UPC
Disclosure of transactions between related parties [line items]
Due from related party	$ 236	$ 303
Namdo Management Services Ltd
Disclosure of transactions between related parties [line items]
Investor relations, administrative service fees and other expenses	217	209
Due to related party	0	0
Lundin S.A
Disclosure of transactions between related parties [line items]
Office expenses	0	81
Due to related party	$ 0	$ 0